Investment Securities - Schedule of Amortized Cost and Fair Value of Debt Securities Available-For-Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	$ 215,908	$ 297,149
Gross Unrealized Gains	121	7
Gross Unrealized Losses	(27,287)	(46,409)
Fair Value	188,742	250,747
U.S. Treasury
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	1,977	2,198
Gross Unrealized Gains	1	0
Gross Unrealized Losses	0	(46)
Fair Value	1,978	2,152
U.S. government and federal agency obligations
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	446	591
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(19)	(32)
Fair Value	427	559
U.S. government-sponsored enterprises
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	22,042	26,499
Gross Unrealized Gains	16	0
Gross Unrealized Losses	(236)	(2,722)
Fair Value	21,822	23,777
Obligations of states and political subdivisions
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	126,396	134,994
Gross Unrealized Gains	55	0
Gross Unrealized Losses	(19,566)	(25,554)
Fair Value	106,885	109,440
Mortgage-backed securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	51,736	119,556
Gross Unrealized Gains	27	7
Gross Unrealized Losses	(6,123)	(16,864)
Fair Value	45,640	102,699
Other debt securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	11,825	11,825
Gross Unrealized Gains	22	0
Gross Unrealized Losses	(1,026)	(882)
Fair Value	10,821	10,943
Bank issued trust preferred securities
Amortized cost, gross urealized gains and losses, and fair value of debt securities classified as available-for-sale
Total Amortized Cost	1,486	1,486
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(317)	(309)
Fair Value	$ 1,169	$ 1,177